Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2016
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share
11.	Net Income (Loss) Per Share

Basic net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and potentially dilutive common shares outstanding during the period. Potentially dilutive common shares consist of the common shares issuable upon the exercise of stock options and warrants. Potentially dilutive common shares are excluded from the calculation if their effect is antidilutive. At December 31, 2016, there were options to purchase 295,051 shares of common stock, outstanding which could potentially dilute future net income (loss) per share. At December 31, 2016 the Company also has outstanding convertible debt which is initially convertible into 916,667 shares of common stock, which could potentially dilute future net income (loss) per share. The number of shares the convertible debt could be converted into could potentially increase under certain circumstances related to the market price of the Company’s common stock at the time of conversion. At December 31, 2015, there were options and warrants to purchase 15,425,001 and 25,572,059 shares of common stock, respectively, outstanding which could potentially dilute future net income (loss) per share. At December 31, 2015 the Company also has outstanding convertible debt which is initially convertible into 17,602,800 shares of common stock, which could potentially dilute future net income (loss) per share. The number of shares the convertible debt could be converted into could potentially increase under certain circumstances related to the market price of the Company’s common stock at the time of conversion.